UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

9/30

Date of reporting period:  12/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Sierra Core Retirement Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			December 31, 2008

% of Portfolio	Description	Shares	Value
68.18%	MUTUAL FUNDS
15.97%	ASSET ALLOCATION FUNDS
	Permanent Portfolio	354,094	$ 11,582,421
	PIMCO All Asset Fund	669,476	6,755,009
			18,337,430

47.32%	DEBT FUNDS
	Goldman Sachs Short Duration Government Fund	1,937,898	19,882,836
	Oppenheimer International Bond Fund	1,908,785	11,300,005
	PIMCO Low Duration Fund	1,227,851	11,566,359
	SEI Institutional International Trust - Emerging Markets Debt Fund	744,334	5,805,808
	Vanguard Long-Term Bond Index Fund	481,155	5,769,043
			54,324,051

4.89%	EQUITY FUNDS
	Janus Advisor Long/Short Fund	778	7,579
	Kensington Select Income Fund	183,186	2,407,060
	Rydex Series - Basic Materials Fund	102,192	2,793,927
	Tweedy Browne Global Value Fund	26,037	406,699
			5,615,265

	TOTAL MUTUAL FUNDS
	(Cost $77,789,654)		78,276,746

31.77%	SHORT-TERM INVESTMENTS
	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $36,468,700)	36,468,700	36,468,700

99.95%	TOTAL INVESTMENTS
	(Cost $114,258,354) (a)		$ 114,745,446
0.05%	ASSETS IN EXCESS OF OTHER LIABILITIES		59,395
100.00%	TOTAL NET ASSETS		$ 114,804,841

	(a) Represents cost for financial reporting purposes. Aggregate cost for
	federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,033,771
		Unrealized depreciation:	(546,679)
		Net unrealized appreciation:	$ 487,092

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference
	to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	78,276,746
Level 2 - Other Significant Observable Inputs	36,468,700
Level 3 - Significant Unobservable Inputs	0
Total	114,745,446

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/20/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/20/09